COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Payments for Contractual Obligations - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Schedule of Future Minimum Payments for Contractual Obligations [Abstract]
Operating Lease Obligations	$ 536,148	$ 192,868
Operating Lease Obligations		95,927
Operating Lease Obligations	273,254	79,297
Operating Lease Obligations	121,089	17,644
Operating Lease Obligations	$ 106,971	$ 0